Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2013
PVC Contract Funds Prospectus
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000012601_SupplementTextBlock
Supplement dated March 14, 2014
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2013

(as supplemented on May 9, 2013, June 14, 2013, November 19, 2013,
November 22, 2013, and January 30, 2014)

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PVC Contract Funds Prospectus | Diversified International Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED INTERNATIONAL ACCOUNT
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Add the following paragraph after the last paragraph in the Performance section:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Effective March 1, 2014, the Account's primary benchmark changed from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. Index because the MSCI ACWI Ex-U.S. Index more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.

Performance Table Heading	rr_PerformanceTableHeading	In the Average Annual Total Returns table, delete the index information and substitute:
PVC Contract Funds Prospectus | Diversified International Account | MSCI ACWI Ex-U.S. Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
PVC Contract Funds Prospectus | Diversified International Account | MSCI - EAFE NDTR D Index [Member]
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	4.67%